Consolidated Statement of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income/(Loss) from operations	$ 3,009,000	$ 3,350,000		$ 4,323,000	$ 7,512,000
Other income/(expense):
Interest expense	(7,455,000)	(4,380,000)		(19,253,000)	(13,120,000)
Other income	74,000	1,507,000		318,000	1,934,000
Solis bond waiver fee	(11,113,000)			(11,113,000)
Other expense	(863,000)	(943,000)		(1,047,000)	(1,129,000)
Total other expense	(19,357,000)	(3,816,000)		(31,095,000)	(12,315,000)
Net income (loss)	(16,348,000)	(466,000)		(26,772,000)	(4,803,000)	$ (36,284,000)	$ (18,933,000)
Net income/(loss) attributable to non-controlling interest	(415,000)	(35,000)		(660,000)	(330,000)
Other income:
Income (loss) before provision for income taxes	(16,348,000)	(466,000)		(26,772,000)	(4,803,000)
Provision for income taxes
Net income (loss)	$ (15,933,000)	$ (431,000)		$ (26,112,000)	$ (4,473,000)
Basic weighted average shares outstanding, redeemable and non-redeemable common stock (in Shares)	26,325,738	26,358,375		26,325,738	26,358,375
Basic net income (loss) per share, redeemable and non-redeemable common stock (in Dollars per share)	$ (0.61)	$ (0.02)		$ (0.99)	$ (0.17)
Total operating expenses	$ (7,469,000)	$ (9,022,000)		$ (23,476,000)	$ (22,971,000)
Comprehensive loss:
Net loss	(15,933,000)	(431,000)		(26,112,000)	(4,473,000)
Foreign currency translation adjustment	(2,246,000)	(2,199,000)		586,000	(3,755,000)
Comprehensive income/(loss)	(18,179,000)	(2,630,000)		(25,526,000)	(8,228,000)
Revenues	10,478,000	12,372,000		27,799,000	30,483,000	32,526,000	21,393,000
Operating Expenses
Cost of revenues	(2,157,000)	(4,596,000)		(6,545,000)	(9,631,000)
Selling, general and administrative	(3,128,000)	(2,276,000)		(10,122,000)	(6,429,000)
Depreciation, amortization, and accretion	(1,966,000)	(2,041,000)		(5,586,000)	(6,723,000)
Development Costs	(218,000)	(216,000)		(1,223,000)	(216,000)
Loss on disposal of asset		107,000			28,000
Clean Earth Acquisitions Corp [Member]
Franchise tax expense	50,000	50,000		150,000	150,000
Bank fees		390		7,462	767
Insurance expense	106,518	106,521		319,559	253,621
Dues and subscriptions	8,766	5,900		169,314	62,831
Marketing and advertising expenses	21,627	58,387		37,422	71,331
Legal and accounting expenses	672,962	334,967		1,049,820	1,016,032
Placement services fee		500,000			500,000
Listing fee, general and administrative expenses	18,084			52,971
Income/(Loss) from operations	(877,957)	(1,056,165)	$ (2,546)	(1,786,548)	(2,054,582)	(2,578,345)
Other income:
Dividend income on marketable securities held in Trust Account	1,107,180	261,381		4,216,253	596,440	1,057,978
Realized gains on marketable securities held in Trust Account		877,634		1,663,187	877,634	2,228,053
Interest income on operating account	2			40
Other income	1,107,182	1,139,015		5,879,480	1,474,074	3,286,031
Income (loss) before provision for income taxes	229,225	82,850	(2,546)	4,092,932	(580,508)	707,686
Provision for income taxes	(222,009)	(228,946)		(853,922)	(278,308)	(647,731)
Net income (loss)	$ 7,216	$ (146,096)	(2,546)	$ 3,239,010	$ (858,816)	$ 59,955
Operating Expenses
Development Costs
Clean Earth Acquisitions Corp [Member] | Redeemable Class A Common Stock
Other income:
Basic weighted average shares outstanding, redeemable and non-redeemable common stock (in Shares)	8,147,563	23,000,000		16,036,220	18,113,553	19,282,192
Basic net income (loss) per share, redeemable and non-redeemable common stock (in Dollars per share)	$ 0.07	$ 0.01		$ 0.23	$ 0.58	$ 0.6
Clean Earth Acquisitions Corp [Member] | Non-redeemable Class A and Class B Common Stock
Franchise tax expense			$ 1,600			$ 200,000
Bank fees						947
Insurance expense						360,142
Dues and subscriptions						203,639
Marketing and advertising expenses						99,845
Legal and accounting expenses						1,213,772
Placement services fee						$ 500,000
Other income:
Basic weighted average shares outstanding, redeemable and non-redeemable common stock (in Shares)	8,556,667	8,556,667	7,666,667	8,556,667	8,107,815	8,412,804
Basic net income (loss) per share, redeemable and non-redeemable common stock (in Dollars per share)	$ (0.07)	$ (0.04)	$ 0	$ (0.06)	$ (1.4)	$ (1.38)
Formation, general and administrative expenses			$ 946
Total operating expenses			$ 2,546			2,578,345
Previously Reported
Income/(Loss) from operations						(18,919,000)	(2,850,000)
Other income/(expense):
Interest expense						(17,437,000)	(16,930,000)
Other income						1,275,000	2,995,000
Other expense						(1,059,000)	(1,630,000)
Total other expense						(17,360,000)	(15,565,000)
Net income (loss)						(36,284,000)	(18,933,000)
Net income/(loss) attributable to non-controlling interest						(484,000)	(178,000)
Other income:
Income (loss) before provision for income taxes						(36,279,000)	(18,415,000)
Provision for income taxes						(5,000)	(518,000)
Net income (loss)						$ (35,800,000)	$ (18,755,000)
Basic weighted average shares outstanding, redeemable and non-redeemable common stock (in Shares)						26,360,231	21,612,271
Basic net income (loss) per share, redeemable and non-redeemable common stock (in Dollars per share)						$ (1.36)	$ (0.87)
Total operating expenses						$ (51,445,000)	$ (24,243,000)
Comprehensive loss:
Net loss						(36,284,000)	(18,933,000)
Foreign currency translation adjustment						(1,200,000)	682,000
Comprehensive income/(loss)						(37,484,000)	(18,251,000)
Revenues						32,526,000	21,393,000
Operating Expenses:
Fixed asset impairment loss							(4,171,000)
Operating Expenses
Cost of revenues						(9,224,000)	(7,165,000)
Selling, general and administrative						(11,139,000)	(7,525,000)
Depreciation, amortization, and accretion						(7,157,000)	(5,382,000)
Development Costs						(23,925,000)
Loss on disposal of asset						$ (139,000)	$ 862,000
Previously Reported | Clean Earth Acquisitions Corp [Member]
Other income:
Provision for income taxes	$ (222,209)